INVENTORY (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF INVENTORIES
	March 31, 2022	December 31, 2021
Finished goods	$2,997,812	$3,017,363
Parts	367,361	373,459
	$3,365,173	$3,390,822

SCHEDULE OF COST OF SALES
	March 31, 2022	March 31, 2021
Inventory	$1,161,511	$784,095
Consulting and services	64,833	162,393
Other	2,068	78,241
	$1,228,412	$1,024,729